Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 241,842	$ 312,898	$ 176,111
Building with original amount				$ 1,397,317
Sale of property	$ 1,323,308